Taxes - Effective Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (loss) before income taxes
United States	$ 8,565	$ 21,005	$ 9,674
International	21,019	28,669	11,965
Income (Loss) Before Income Tax Expense	29,584	49,674	21,639
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Theoretical tax (at U.S. statutory rate of 21%)	6,213	10,432	4,544
Equity affiliate accounting effect	(1,072)	(1,678)	(890)
Effect of income taxes from international operations	3,001	5,041	2,692
State and local taxes on income, net of U.S. federal income tax benefit	252	508	216
Prior year tax adjustments, claims and settlements	(32)	(90)	362
Tax credits	(20)	(6)	(173)
Other U.S.	(169)	(141)	(801)
Total income tax expense (benefit)	$ 8,173	$ 14,066	$ 5,950
Effective income tax rate	27.60%	28.30%	27.50%
One-time tax costs (benefits) associated with changes in valuation allowances	$ (84)	$ (36)	$ (624)
Chevron | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Income (loss) before income taxes
Income (Loss) Before Income Tax Expense	7,209	$ 10,876	$ 6,984
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Total income tax expense (benefit)	$ 1,724